Business Combinations - Schedule of Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Nov. 02, 2015	May 01, 2015
Business Acquisition [Line Items]
Goodwill	$ 35,369	$ 37,306	$ 35,782	$ 34,026
Algorithmic Research Ltd
Business Acquisition [Line Items]
Cash						$ 9,911
Other tangible assets						1,957
Current and noncurrent liabilities						(8,113)
Contract liabilities						(1,636)
Intangible assets						20,200
Goodwill						12,735
Net assets acquired						$ 35,054
OpenTrust
Business Acquisition [Line Items]
Current and noncurrent liabilities					$ (2,601)
Contract liabilities					(2,304)
Intangible assets					13,119
Goodwill					9,935
Net assets acquired					21,368
Tangible assets					$ 3,219